Accounts receivable	12 Months Ended
Dec. 31, 2024
Accounts receivable
Accounts receivable

7.           Accounts receivable

a.           The balance of accounts receivable is as follows:

	December 31,
	2024		2023		2022
Receivables	Ps.	1,879,439	Ps.	1,315,385	Ps.	1,278,510
Allowance for doubtful accounts (note 7 b.)		(33,474)		(16,986)		(12,400)
	Ps.	1,845,965	Ps.	1,298,399	Ps.	1,266,110

Accounts receivable represents principally the passenger charges (TUA) paid by each passenger (other than diplomats, infants, and transit passengers) using the airports operated by the Company. These TUA are collected by airlines and subsequently paid to the Company. As of December 31, 2024, 2023 and 2022, amounts receivable for passenger charges amounted to Ps.1,515,502, Ps.1,052,172 and Ps.1,130,427, respectively.

The Company’s management considers that the carrying amount of accounts receivable approximates its fair value given their short-term nature. No interest income is generated by any short-term account receivable. As of December 31, 2024, 2023 and 2022, the balance of the allowance for doubtful accounts was Ps.33,474, Ps.16,986 and Ps.12,400, respectively.

The following tables set forth a percentage of the principal customers that compose the accounts receivable (before allowance for doubtful accounts) as well as the revenues generated from the Company’s principal customers, which may represent a potential credit risk for the Company if the counterparty had financial and operating difficulties that would prevent them from being able to settle amounts due to the Company.

	December 31,
	2024	2023	2022
	%	%	%
Accounts receivable:
Aeroenlaces Nacionales, S. A. de C. V.	39.5	36.3	31.3
Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V.	17.9	21.0	27.0
Aerolitoral, S. A. de C. V.	5.1	5.3	9.0
Aerovías de México, S. A. de C.V.	11.4	13.0	11.9

	Year ended December 31,
	2024	2023	2022
	%	%	%
Revenues by client:
Aerolitoral, S. A. de C. V.	4.5	6.1	6.9
Aeroenlaces Nacionales, S. A. de C. V.	33.2	30.9	27.6
Concesionaria Vuela Compañía de Aviación, S. A. P. I. de C. V.	14.5	18.8	20.1
Aerovías de México, S. A. de C. V.	10.9	9.8	8.3

b.           The changes in the allowance for doubtful accounts are as follows:

	December 31,
	2024		2023		2022

Beginning balance	Ps.	16,986	Ps.	12,400	Ps.	20,332
Increase		17,621		5,767		4,711
Cancellation		—		—		(12,643)
Write-off		(1,133)		(1,181)		—
Ending balance	Ps.	33,474	Ps.	16,986	Ps.	12,400

The write-off of doubtful accounts is recognized once the Company has exhausted all means for collection of the account.

The movements in the estimate for customer impairment in 2024, with the expected loss model used by the Company, are presented below:

	Airports		Others		Total

Gross book value	Ps.	1,762,548	Ps.	116,891	Ps.	1,879,439
Collateral		2,956,125		37,930		2,994,055

Probability of default in range		0% - 100%		0% - 100%
Loss due to default range		0% - 100%		0% - 100%
Beginning balance of impairment of account receivable	Ps.	16,711	Ps.	275	Ps.	16,986
Increase (decrease) in the provision		3,483		14,138		17,621
Write-off		(1,133)		-		(1,133)
Ending balance	Ps.	19,061	Ps.	14,413	Ps.	33,474